Income Taxes (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Details
Deferred tax assets – NOL		$ 6,600,000	$ 3,480,000
Depreciation and amortization		(600,000)	0
Valuation allowance		(6,000,000)	(3,480,000)
Net deferred tax assets	$ 0	$ 0	$ 0